ACCRUED AND OTHER LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER LIABILITIES

	March 31,	December 31,
	2026	2025
Credit card payable	$18,533	$-
Insurance premiums	134,225	187,198
Attorney fees payable	125,000	-
Audit fees payable	176,400	33,033
Other payable	218,569	481,613
Total accrued and other liabilities	$672,727	$701,844

	December 31,	December 31,
	2025 (Restated)	2024
Credit card payable	$-	$53,240
Insurance premium	187,198	-
Attorney fees payable	-	56,957
Audit fees payable	33,033	71,532
Other professional fees payable		24,682
Other payable	481,613	13,404
Total accrued expenses and other liabilities	$701,844	$219,815